SHAREHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Apr. 30, 2023
Equity [Abstract]
SCHEDULE OF WARRANTS ISSUED, EXERCISED AND EXPIRED

The following represents a summary of the warrants:

	Year Ended April 30, 2023		Year Ended April 30, 2022
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	3,882,967	$11.1125	1,905,311	$5.1289

Granted	68,565,047	0.2924	1,977,656	5.9836
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	(750,000)	-	-	-
Ending balance	71,698,014	$0.8552	3,882,967	$11.1125
Intrinsic value of warrants	$2,344,529		$33,752,623
Weighted Average Remaining Contractual Life (Years)	6.45		6.50